BUSINESS COMBINATION (Narrative) (Details) - Quality Detection Dogs Sweden AB [Member] kr in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2021 SEK (kr)	Feb. 28, 2021 USD ($)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)
Percentage of acquistion of outstanding shares	51.00%				51.00%
Consideration	kr 1,250	$ 150
Goodwill	kr 1,178		kr 1,178	$ 139	$ 146